                               Salomon Brothers                  April 9, 1998
                             Opportunity Fund Inc

Dear Shareholder:

THE NET ASSET VALUE of each of your shares at February 28, 1998 was $55.55, equivalent to $57.42 assuming the distributions from income and capital gains paid in December 1997 were reinvested in additional shares of the Fund. This represented an increase of 13.4% from $50.64 on August 31, 1997, compared with an increase of 17.6% for the Standard & Poor's Index of 500 Stocks.

AT FEBRUARY 28, 1998, the Fund was 86.3% invested in common stocks; 0.2% invested in preferred stocks; 13.5% of the Fund's net assets was held in cash or its equivalent.

ON THE FOLLOWING PAGES you will find unaudited financial statements of the Fund at February 28, 1998 and an unaudited list of portfolio changes for the six months ended on that date.

AT THE OCTOBER 13, 1997 Board of Directors' Meeting, Benito Gaguine retired after 19 years of service as Director of the Fund. We greatly appreciate his significant contribution and years of service. At the same meeting, Mr. Gaguine's son; B. Alexander Gaguine was elected to the Board of Directors of the Fund.

THE FUND HELD A Special Meeting of Stockholders on January 14, 1998. The following table provides information concerning the matters voted on at the meeting:

Proposal 1
Approval of new management contract between SBAM and the Fund.

       Votes For                 Votes Against                Votes Abstained
       ---------                 ------------                 --------------
       1,822,601                    17,363                        46,062

Proposal 5
Election of directors of the Board of Directors to hold office until their successors are duly elected and qualified.

                                  Votes For                  Votes Withheld
                                  ---------                  --------------
      B. Alexander Gaguine        1,872,821                      13,206
      Irving G. Brilliant         1,872,167                      13,860
      Rosiland A. Kochman         1,874,776                      11,251
      Irving Sonnenschein         1,874,779                      11,249

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Proposal 6
Ratification of the selection of Price Waterhouse LLP as the Fund's independent accountants.

       Votes For                 Votes Against                Votes Abstained
       ---------                 ------------                 --------------
       1,869,064                     4,448                        12,514

IF YOU WOULD LIKE to open an IRA or have any questions about the Fund, please call 1-888-777-0102, toll free.

WE APPRECIATE THE CONFIDENCE you have demonstrated in the past and hope to continue to serve you in future years.

                                   Cordially,
                                   /s/ Irving Brilliant
                                   Irving Brilliant
                                   President and Portfolio Manager

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Results of an Investment in Salomon Brothers Opportunity Fund Inc

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. These figures represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total return for the periods indicated was as follows:
   +31.08% for the one-year period beginning March 1, 1997 and ended February 28, 1998;
   +19.60% for the five-year period beginning March 1, 1993 and ended February 28, 1998;
   +15.60% for the ten-year period beginning March 1, 1988 and ended February 28, 1998.

Major Portfolio Changes six months ended February 28, 1998 (unaudited)

ADDITIONS+
-----------------------------------------------
                                       Shares
                                      Increased
-----------------------------------------------
Ameron............................       900
Angeion...........................     5,000
ASARCO............................     5,000
Converse..........................     4,000(1)
Dravo.............................     8,000
Harcourt General..................    15,000(1)
Humana............................     3,000
Mississippi Chemical..............     4,000
National Semiconductor............     5,000
Pharmacia & Upjohn................     4,000
Popular...........................    10,000
Rayonier..........................     4,000
Seagate Technology................     5,000(1)
Silicon Graphics..................     4,000
Southern Peru Copper..............     5,500(1)

REDUCTIONS
-----------------------------------------------
                                       Shares
                                      Decreased
-----------------------------------------------
APL...............................   114,000(2)
Airborne Freight..................    10,000
American General..................    17,000
AmerUs Life Holdings..............    16,800(2)
Apple Computer ...................     3,500
Archer-Daniels-Midland............    18,165(2)
Bank of New York..................    10,000
Bankers Trust NY..................    10,000(2)
Crown Crafts......................     2,000
El Chico Restaurants..............    19,000(2)
Federal Home Loan Mortgage........     9,000
First Chicago NBD.................     8,200
First Data........................     4,000(2)
Genzyme...........................     9,000
Global Industrial Technologies....    31,000(2)
Guilford Mills....................     3,750(2)
Liberty Homes, Class A............     5,000
Loews.............................     4,500
Overseas Shipholding Group........    11,500
Royal Dutch Petroleum, 5 Guilder..     8,000
Saliant 3 Communications, Class A.     4,000(2)
Time Warner.......................     5,800(2)
UNUM..............................    39,000

-------------

(1) New addition      (2) Elimination
 +This list excludes changes resulting entirely from mergers, stock dividends and stock splits.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Net Assets February 28, 1998 (unaudited)
COMMON STOCKS -- 86.3% of Net Assets


-----------------------------------------------------------------------------------------------
                                                                                        Value
Shares                                                                 Cost           (Note 1a)
-----------------------------------------------------------------------------------------------
           Banks - 16.4%
469,488    Bank of New York.......................................   $ 2,636,533     $27,494,391
 41,920    First Chicago NBD......................................       420,670       3,445,300
  8,250    Mercantile Bancorporation..............................        45,630         458,906
 65,000    Popular................................................     1,526,008       3,398,278
                                                                     -----------     -----------
                                                                       4,628,841      34,796,875
                                                                     -----------     -----------
           Basic Industry - 6.5%
 10,000    ASARCO.................................................       269,350         221,250
 24,900    Amcast Industrial......................................       452,414         550,906
  5,000    Champion International.................................       200,300         255,313
  7,000    Citation *.............................................        70,288         135,625
  9,700    Cone Mills *...........................................        77,270          79,419
  4,200    Crown Crafts...........................................        40,152          88,988
 11,000    Deltic Timber..........................................       167,179         309,375
 27,400    Dravo *................................................       289,007         289,413
  5,000    Intercargo.............................................        46,500          60,000
  9,500    International Shipholding..............................       162,883         160,906
 25,000    Mississippi Chemical...................................       520,734         462,500
 85,500    Monsanto...............................................       963,187       4,349,813
 10,000    MotivePower Industries *...............................        62,125         266,875
 18,000    NL Industries *........................................       199,350         267,750
  8,000    National Processing....................................        86,293          93,000
 11,077    Newmont Mining.........................................       289,765         320,541
 24,000    Rayonier...............................................       824,643       1,017,000
 17,100    Solutia................................................        87,639         467,044
  5,500    Southern Peru Copper...................................        70,455          72,531
  4,000    Stone Container *......................................        70,240          45,000
 87,500    TRC Companies *........................................       565,847         360,938
 34,100    Tecumseh Products, Class A.............................       930,235       1,709,263
 47,000    Tecumseh Products, Class B.............................     2,049,576       2,361,750
                                                                     -----------     -----------
                                                                       8,495,432      13,945,200
                                                                     -----------     -----------
           Biotechnology & Drugs - 0.8%
 11,000    Genzyme *..............................................       149,099         325,188
 30,800    Medeva -- ADR..........................................       301,498         327,250
 25,375    Pharmacia & Upjohn.....................................       567,213       1,003,898
                                                                     -----------     -----------
                                                                       1,017,810       1,656,336
                                                                     -----------     -----------
           Construction - 1.0%
 27,600    Ameron.................................................       586,383       1,654,275
 29,050    Liberty Homes, Class A.................................       341,813         290,500
 24,750    Liberty Homes, Class B.................................       325,688         250,594
                                                                     -----------     -----------
                                                                       1,253,884       2,195,369
                                                                     -----------     -----------

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


---------------------------------------------------------------------------------------------------
                                                                                            Value
Shares                                                                     Cost           (Note 1a)
---------------------------------------------------------------------------------------------------
               Consumer Goods - 5.3%
     35,500    Alexander & Baldwin....................................   $   169,490   $  1,002,875
      4,729    Ames Dept Stores, Warrants, Series C, expires 01/31/99 *        4,729         67,979
     15,000    Angeion................................................        59,150         37,968
     31,500    BJ's Wholesale Club *..................................       257,773      1,067,063
      4,000    Converse *.............................................        41,240         27,000
     15,000    Harcourt General.......................................       744,294        810,000
     31,500    Homebase...............................................        74,468        220,500
      7,200    IBP....................................................       170,582        160,650
    100,000    Philips Electronics N.V................................     1,281,995      7,787,500
                                                                         -----------   ------------
                                                                           2,803,721     11,181,535
                                                                         -----------   ------------
               Energy - 7.3%
     28,000    Murphy Oil.............................................       773,903      1,398,250
    260,000    Royal Dutch Petroleum, 5 Guilder.......................     1,602,394     14,121,250
                                                                         -----------   ------------
                                                                           2,376,297     15,519,500
                                                                         -----------   ------------
               Finance - 10.9%
     28,810    American General.......................................       339,107      1,674,581
    111,000    Federal Home Loan Mortgage.............................       294,335      5,244,750
     60,300    Leucadia National......................................       234,997      2,276,325
    116,000    Loews..................................................     2,544,800     11,636,250
      5,481    NationsBank............................................        18,168        375,449
     20,067    New Germany Fund.......................................       196,140        311,039
     48,000    Pioneer Group..........................................       167,500      1,434,000
                                                                         -----------   ------------
                                                                           3,795,047     22,952,394
                                                                         -----------   ------------
               Health Care - 1.3%
      7,700    Foundation Health Systems, Class A *...................       110,903        213,194
      6,827    HEALTHSOUTH *..........................................       123,389        184,329
     40,000    Humana *...............................................       528,338      1,017,500
     22,077    Wellpoint Health Networks *............................       872,533      1,290,125
                                                                         -----------   ------------
                                                                           1,635,163      2,705,148
                                                                         -----------   ------------
               Insurance-Life, Accident & Health - 4.2%
     11,250    American International Group...........................       440,675      1,352,109
     14,000    Aon....................................................       225,692        837,375
      8,568    Delphi Financial Group, Class A........................       136,500        376,992
        857    Delphi International *.................................         8,784         15,962
     37,125    Fremont General........................................       571,663      2,178,773
      5,900    Kansas City Life Insurance.............................       293,813        544,275
     28,000    Provident Companies....................................       395,740      1,008,000
     49,000    UNUM...................................................       210,401      2,520,438
                                                                         -----------   ------------
                                                                           2,283,268      8,833,924
                                                                         -----------   ------------


S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


---------------------------------------------------------------------------------------------------
                                                                                            Value
Shares                                                                     Cost           (Note 1a)
---------------------------------------------------------------------------------------------------
               Insurance-Property & Casualty - 21.8%
     15,840    Allmerica Financial....................................   $   691,020   $    974,160
     36,000    CNA Financial *........................................     1,354,958      5,181,750
    328,000    Chubb..................................................     2,802,937     26,178,500
     40,000    Merchants Group........................................       600,000        865,000
     30,000    Old Republic International.............................       604,723      1,265,625
    220,750    Orion Capital..........................................     1,613,477     10,775,359
      8,000    Reliance Group Holdings................................        65,480        136,000
     18,500    Trenwick Group.........................................       304,863        675,250
                                                                         -----------   ------------
                                                                           8,037,458     46,051,644
                                                                         -----------   ------------
               Real Estate - 2.5%
     63,850    Forest City Enterprises, Class A.......................    1 ,007,463      3,527,713
     31,050    Forest City Enterprises, Class B, Conv.................       364,301      1,703,869
                                                                         -----------   ------------
                                                                           1,371,764      5,231,582
                                                                         -----------   ------------
               Technology - 1.5%
      5,000    Apple Computer *.......................................       187,500        118,125
     10,000    Inso *.................................................       171,500        140,000
     24,000    Intel..................................................        99,250      2,152,500
     15,000    National Semiconductor *...............................       287,525        358,125
      5,000    Seagate Technology *...................................       124,050        121,563
     14,802    Silicon Graphics *.....................................       319,326        222,955
                                                                         -----------   ------------
                                                                           1,189,151      3,113,268
                                                                         -----------   ------------
               Transportation - 6.8%
     39,600    AMR *..................................................     1,828,141      5,011,875
     94,000    Airborne Freight.......................................       388,458      3,401,625
     33,000    Canadian Pacific.......................................       528,285        942,563
     42,000    General Dynamics.......................................       928,543      3,643,500
      9,000    Lockheed Martin........................................       308,520      1,050,188
     11,600    Overseas Shipholding Group.............................       178,239        240,700
                                                                         -----------   ------------
                                                                           4,160,186     14,290,451
                                                                         -----------   ------------
               TOTAL COMMON STOCKS....................................    43,048,022    182,473,226
                                                                         -----------   ------------

               PREFERRED STOCK -- 0.2%
               Telecommunications/Media - 0.2%
     20,737    News Corporation -- ADR................................       155,591        449,734
                                                                         -----------   ------------

               TOTAL INVESTMENTS -- 86.5%.............................   $43,203,613    182,922,960
                                                                         -----------   ------------
                                                                         -----------

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Net Assets February 28, 1998 (unaudited) (concluded)
CORPORATE SHORT-TERM NOTES -- 13.6%


-------------------------------------------------------------------------------------------------------
  Principal                                                                                  Value
   Amount                                                                                  (Note 1a)
-------------------------------------------------------------------------------------------------------
 $3,960,000    Chevron Oil Finance, 5.61%, due 03/03/98.............................    $  3,962,466
               Exxon Asset Management:
  8,315,000        5.45%, due 03/02/98..............................................       8,321,300
  8,971,000        5.59%, due 03/05/98..............................................       8,973,784
  7,544,000    Ford Motor Credit, 5.65%, due 03/04/98...............................       7,547,549
                                                                                        ------------
               TOTAL CORPORATE SHORT TERM NOTES.....................................      28,805,099
                                                                                        ------------

               CASH, RECEIVABLES AND OTHER ASSETS - 0.1%..............  $   132,610
               LIABILITIES - (0.2%)...................................     (323,782)        (191,172)
                                                                        -----------     ------------
               NET ASSETS - 100.0% -- equivalent to $55.55, offering and
                 redemption price per share on 3,808,330 shares of $.01 par value capital stock outstanding;
                 15,000,000 shares authorized.......................................    $211,536,887
                                                                                        ------------
                                                                                        ------------

               Net Assets consist of:
               Capital stock........................................................    $     38,083
               Additional paid-in capital...........................................      63,642,084
               Undistributed net investment income..................................          14,777
               Undistributed net realized gain......................................       8,122,596
               Net unrealized appreciation on investments...........................     139,719,347
                                                                                        ------------
               Net Assets...........................................................    $211,536,887
                                                                                        ------------
                                                                                        ------------

-------------
*Non-income producing security.



                 See accompanying notes to financial statements.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Operations for the six months ended February 28, 1998 (unaudited)


Investment Income
Income
Dividends (net of foreign withholding taxes of $30,246) .............................     $ 1,200,124
Interest.............................................................................         656,880
                                                                                          -----------
                                                                                            1,857,004
Expenses
Management fee.........................................................     $ 997,347
Custodian..............................................................        29,020
Shareholder services...................................................        26,165
Audit and tax return preparation fees..................................        21,750
Legal..................................................................        21,640
Printing...............................................................        13,605
Registration and filing fees...........................................         6,285
Directors' fees and expenses...........................................         2,745
Other..................................................................         9,110       1,127,667
                                                                           ----------     -----------
Net investment income................................................................         729,337
                                                                                          -----------
Net Realized and Unrealized Gain on Investments
Net realized gain on investments.....................................................       8,766,616
Increase in net unrealized appreciation on investments...............................      15,598,426
                                                                                          -----------
Net realized gain and increase in net unrealized appreciation on investments.........      24,365,042
                                                                                          -----------
Net increase in net assets resulting from operations.................................     $25,094,379
                                                                                          -----------
                                                                                          -----------

                 See accompanying notes to financial statements.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Changes in Net Assets


                                                                 Six Months Ended
                                                                   February 28,           Year Ended
                                                                       1998               August 31,
                                                                    (unaudited)              1997
-----------------------------------------------------------------------------------------------------
Operations
Net investment income......................................        $    729,337          $  1,569,252
Net realized gain on investments...........................           8,766,616             5,082,896
Increase in net unrealized appreciation on investments.....          15,598,426            48,679,695
                                                                   ------------          ------------
Net increase in net assets resulting from operations.......          25,094,379            55,331,843
                                                                   ------------          ------------
Distributions to Shareholders from
Net investment income......................................          (1,444,133)           (2,272,506)
Net realized gain on investments...........................          (5,165,552)           (5,571,305)
                                                                   ------------          ------------
                                                                     (6,609,685)           (7,843,811)
                                                                   ------------          ------------
Capital Share Transactions
Proceeds from sales of 65,723 and 187,581 shares,
  respectively.............................................           3,542,654             8,167,100
Net asset value of 98,609 and 149,980 shares, respectively,
  issued in reinvestment of net investment income and net
  realized gain distributions..............................           5,244,472             6,282,472
Payment for redemption of 78,382 and 362,924 shares,
  respectively.............................................          (4,230,735)          (15,425,967)
                                                                   ------------          ------------
Change in net assets resulting from capital share
   transactions, representing net increase of 85,950
   and net decrease of 25,363 shares, respectively.........           4,556,391              (976,395)
                                                                   ------------          ------------
Total increase in net assets...............................          23,041,085            46,511,637

Net Assets
Beginning of period........................................         188,495,802           141,984,165
                                                                   ------------          ------------
End of period (includes undistributed net investment income
  of $14,777 and $729,573, respectively)...................        $211,536,887          $188,495,802
                                                                   ------------          ------------
                                                                   ------------          ------------


                 See accompanying notes to financial statements.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements (unaudited)

1.   Significant Accounting Policies

The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above-average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

           (a) Securities Valuation. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price. If no quotations are readily available (as may be the case for securities of limited marketability), such portfolio securities are valued at a fair value determined pursuant to procedures established by the Board of Directors. Corporate short-term notes with maturities of 60 days or less at date of purchase are valued at cost plus interest earned, which approximates market value.

           (b) Federal Income Taxes. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

           (c) Dividends and Distributions. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are due primarily to deferral of wash sale and post-October losses. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains.

           (d) Other. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements (unaudited) (concluded)

2.   Capital Stock

     Payable for Fund shares redeemed at February 28, 1998 amounted to $15,181.

3.   Management Fee and Other Transactions

     The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect, wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), to act as investment manager of the Fund subject to supervision by the Board of Directors of the Fund. The management agreement with SBAM was most recently approved by shareholders at a special meeting held on January 14, 1998. Approval of the agreement was necessary due to the merger of Salomon Inc, which had been the ultimate parent company of the investment manager, with and into Smith Barney Holdings Inc., a subsidiary of Travelers, which occurred on November 28, 1997. Travelers is now the ultimate parent company of the investment manager. SBAM furnishes the Fund with office space and pays the compensation of its officers. The management fee for these services is payable monthly at an annual rate of 1% of average daily net assets. The management fee payable at February 28, 1998 was $159,018.

4.   Portfolio Activity

     The cost of securities purchased and proceeds from securities sold (excluding corporate short-term notes) during the six months ended February 28, 1998 aggregated $2,425,138 and $13,445,303, respectively.

     Cost of securities held (excluding corporate short-term notes) on February 28, 1998 for Federal income tax purposes was substantially the same as for book purposes. As of February 28, 1998, gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, was approximately $140,429,301 and $709,954, respectively, resulting in net unrealized appreciation of approximately $139,719,347.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Financial Highlights

Selected data per share of capital stock outstanding throughout each period:


                                 Six Months Ended
                                   February 28,                   Year Ended August 31,
                                                  ------------------------------------------------------
                                       1998*       1997       1996        1995       1994        1993
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period   $50.64      $37.89     $35.75      $31.47     $31.91      $27.64
                                       ------      ------     ------      ------     ------      ------
Net investment income..............      0.20        0.43       0.60        0.45       0.42        0.57

Net gains (or losses) on securities
  (both realized and unrealized)...      6.50       14.46       3.38        5.68       1.48        4.85
                                       ------      ------     ------      ------     ------      ------
  Total from investment operations.      6.70       14.89       3.98        6.13       1.90        5.42
                                       ------      ------     ------      ------     ------      ------
Less dividends and distributions:

Dividends from net investment income    (0.39)      (0.62)     (0.48)      (0.37)     (0.64)     (0.345)

Distributions from net realized gain
  on investments...................     (1.40)      (1.52)     (1.36)      (1.48)     (1.70)     (0.805)
                                       ------      ------     ------      ------     ------      ------
  Total dividends and distributions     (1.79)      (2.14)     (1.84)      (1.85)     (2.34)      (1.15)
                                       ------      ------     ------      ------     ------      ------
Net asset value, end of period.....    $55.55      $50.64     $37.89      $35.75     $31.47      $31.91
                                       ======      ======     ======      ======     ======      ======
Total investment return based on net
  asset value per share............    +13.4%      +40.5%     +11.4%      +21.1%      +6.4%      +20.2%

Ratios/Supplemental Data:

Net assets, end of period
  (thousands)......................  $211,537    $188,496   $141,984    $131,237   $118,755    $116,607

Ratio of expenses to average net
  assets...........................     1.13%**     1.16%      1.18%       1.18%      1.22%       1.23%

Ratio of net investment income to
  average net assets...............     0.73%**      .95%      1.59%       1.39%      1.29%       1.86%

Portfolio turnover rate............        1%          4%         5%          8%        13%         10%

Average broker commission rate.....   $0.0600     $0.0571    $0.0591         N/A        N/A         N/A

----------
  *Unaudited.
**Annualized.


                 See accompanying notes to financial statements.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Directors

IRVING BRILLIANT
      President

B. ALEXANDER GAGUINE
      Consultant

ROSALIND A. KOCHMAN
      Administrator and counsel,
      Kochman Eye Surgical Facility

IRVING SONNENSCHEIN
      Partner of law firm of Sonnenschein,
      Sherman & Deutsch

Officers

IRVING BRILLIANT
      President and Portfolio Manager

ALAN M. MANDEL
      Treasurer

NOEL B. DAUGHERTY
      Secretary

JANET S. TOLCHIN
      Assistant Treasurer

JENNIFER G. MUZZEY
      Assistant Secretary


Salomon Brothers Opportunity Fund Inc

      7 World Trade Center
      New York, New York  10048
      1-888-777-0102, toll free


INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      7 World Trade Center
      New York, New York  10048

DISTRIBUTOR
      Salomon Brothers Inc
      7 World Trade Center
      New York, New York  10048

CUSTODIAN
      Investors Bank & Trust Company
      200 Clarendon Street
      Boston, Massachusetts 02116

DIVIDEND DISBURSING AND TRANSFER AGENT
      First Data Investor Services Group, Inc.
      53 State Street
      Boston, Massachusetts  02109-2873

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York  10017-3909

INDEPENDENT ACCOUNTANTS
      Price Waterhouse LLP
      1177 Avenue of the Americas
      New York, New York 10036

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.
--------------------------------------------------------------------------------
                                                                         Page 13

Salomon Brothers Asset Management
P.O. Box 5127
Westborough, MA 01581-5127

                 Salomon Brothers
                 Opportunity Fund Inc



                 Semi-Annual Report
                 FEBRUARY 28, 1998









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            Salomon Brothers Asset Management
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